UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment  [X];  Amendment Number: 2
This Amendment (check only one): 	[X] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, WA 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	June 30, 2002

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	8
Form 13F Information Table Entry Total:	77
Form 13F Information Table Value Total:	$147,772

List of Other Included Managers: Oak Value;
Westfield; Seneca; Bear Stearns;
Wilson/Bennett; Kalmar; Navellier; Sands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com                           COM              885535104     4971 1129703.000SH     SOLE              1129703.000           245.000
                                                                 1  245.000 SH       DEFINED               245.000
AFLAC                          COM              001055102      250 7825.000 SH       DEFINED 02 15                          7825.000
Ambac Finl Group               COM              023139108      287 4275.000 SH       DEFINED 02                             4275.000
American Power Conversion      COM              029066107      490 38776.000SH       SOLE                38776.000
Andrx Group                    COM              034553107     5730 212464.000SH      SOLE               212464.000            70.000
                                                                 2   70.000 SH       DEFINED                70.000
Arch Coal                      COM              039380100     9064 399100.000SH      SOLE               399100.000           120.000
                                                                62 2720.000 SH       DEFINED 03            120.000          2600.000
Ascential Software             COM              04362P108     2660 953501.000SH      SOLE               953501.000           420.000
                                                                 1  420.000 SH       DEFINED               420.000
Berkshire Hathaway B           COM              084670207      557  247.000 SH       DEFINED 02                              247.000
Boeing                         COM              970231056     9256 205680.000SH      SOLE               205680.000            70.000
                                                                 3   70.000 SH       DEFINED                70.000
Boston Scientific              COM              101137107     3711 126575.000SH      SOLE               126575.000            40.000
                                                                48 1640.000 SH       DEFINED 03             40.000          1600.000
Bristol Myers Squibb           COM              110122108     5708 222115.000SH      SOLE               222115.000            70.000
                                                                35 1370.000 SH       DEFINED 15             70.000          1300.000
Brookline Bancorp              COM              113739106      517 20435.000SH       SOLE                20435.000
Cendant                        COM              151313103      190 11974.000SH       SOLE                11974.000
                                                               245 15400.000SH       DEFINED 02                            15400.000
Charter Communications         COM              16117M107      134 32775.000SH       DEFINED 02                            32775.000
Chesapeake Energy              COM              165167107      137 19050.000SH       DEFINED 08 03                         19050.000
ChevronTexaco                  COM              166764100      265 2999.000 SH       SOLE                 2999.000
                                                                90 1018.000 SH       DEFINED 13 15                          1018.000
Citigroup                      COM              172967101     7668 197886.000SH      SOLE               197886.000            60.000
                                                               188 4839.000 SH       DEFINED 13 15 03 05    60.000          4779.000
Comcast Corporation            COM              200300200      219 9200.000 SH       DEFINED 02                             9200.000
Constellation Brands Inc       COM              21036P108      254 7950.000 SH       DEFINED 08 02                          7950.000
Corel                          COM              21868Q109      109 119935.000SH      SOLE               119935.000
Earthlink                      COM              270321102       68 10220.000SH       SOLE                10220.000
Eli Lilly                      COM              532457108      384 6800.000 SH       SOLE                 6800.000
Entrust Inc                    COM              293848107      272 99923.000SH       SOLE                99923.000
F5 Networks                    COM              315616102      101 10300.000SH       SOLE                10300.000
Gemstar-TV Guide Int'l         COM              36866W106     2646 490908.000SH      SOLE               490908.000           160.000
                                                                 1  160.000 SH       DEFINED               160.000
General Electric               COM              369604103        6  189.834 SH       SOLE                  189.834
                                                               239 8234.000 SH       DEFINED 12 13 15 05                    8234.000
Hewlett Packard                COM              428236103       49 3225.000 SH       SOLE                 3225.000
                                                               104 6775.000 SH       DEFINED 02 15                          6775.000
Intel                          COM              458140100       56 3040.000 SH       SOLE                 3040.000
                                                               137 7525.000 SH       DEFINED 10 12 03 05                    7525.000
Interoil Corp                  COM                             210 20000.000SH       SOLE                20000.000
Interpublic Group of Companies COM              460690100     5142 207667.000SH      SOLE               207667.000            65.000
                                                               228 9215.000 SH       DEFINED 02 15          65.000          9150.000
J.P. Morgan Chase & Co.        COM              46625H100      249 7327.000 SH       DEFINED 02 13 15                       7327.000
MIH Limited                    COM              G6116R101      634 151560.000SH      SOLE               151560.000
Mattel                         COM              577081102     9628 456740.000SH      SOLE               456740.000           160.000
                                                                 3  160.000 SH       DEFINED               160.000
Merck                          COM              589331107      271 5361.101 SH       SOLE                 5361.101
                                                               199 3924.000 SH       DEFINED 02 13 15                       3924.000
Microsoft                      COM              594918104     1288 23555.000SH       SOLE                23555.000
                                                                57 1050.000 SH       DEFINED 12 05                          1050.000
Newport                        COM              651824104      279 17825.000SH       SOLE                17825.000
Principal Financial Group      COM              74251V102    11993 386860.000SH      SOLE               386860.000           100.000
                                                                 3  100.000 SH       DEFINED               100.000
Republic Services              COM              760759100     6941 363956.000SH      SOLE               363956.000           155.000
                                                               205 10755.000SH       DEFINED 02 03         155.000         10600.000
Safeway                        COM              786514208     5779 197975.000SH      SOLE               197975.000            80.000
                                                                64 2180.000 SH       DEFINED 15             80.000          2100.000
Schering-Plough                COM              806605101      564 22920.000SH       SOLE                22920.000
                                                               195 7925.000 SH       DEFINED 02                             7925.000
Stilwell Financial             COM              860831106     5786 317920.000SH      SOLE               317920.000           130.000
                                                                 2  130.000 SH       DEFINED               130.000
Superior Energy Services Inc   COM              868157108      127 12200.000SH       DEFINED 03                            12200.000
Walt Disney                    COM              254687106     7285 385461.000SH      SOLE               385461.000           140.000
                                                               188 9965.000 SH       DEFINED 02            140.000          9825.000
XL Capital LTD Class A         COM              G98255105      224 2650.000 SH       DEFINED 02                             2650.000
Harbor International Fd                         411511306    10666 339354.533SH      SOLE               339354.533           260.457
                                                                 8  260.457 SH       DEFINED               260.457
Longleaf Partners Intl Fd                       543069405     8172 675365.992SH      SOLE               675365.992           390.938
                                                                 5  390.938 SH       DEFINED               390.938
Oakmark Fd                                      413838103    11641 345735.005SH      SOLE               345735.005           242.080
                                                                 8  242.080 SH       DEFINED               242.080
S&P 500 SPDR Trust                              78462F103     1534 15505.000SH       SOLE                15505.000           150.000
                                                                15  150.000 SH       DEFINED               150.000
Strong Schafer Value Fund II                                  1263   140730 SH       SOLE                   140730
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